Inventories, Net	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Inventories, Net [Abstract]
Inventories, net

Note 4 – Inventories, net

Inventories consist of the following:

	As of September 30, 2024	As of June 30, 2024
	(Unaudited)	(Audited)
Gift card (or E-voucher)	$14,431	$27,467
Nutrition products	7,690	-
Total	$22,121	$27,467

Note 4 – Inventories, net

Inventories consist of the following:

	As of June 30, 2024	As of June 30, 2023

Gift card (or E-voucher)	$27,467	$378,710
Nutrition products	-	8,383
Food and beverage products	-	13,450
Total	$27,467	$400,543